FINANCIAL INSTRUMENTS - Concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	91.00%
Concentration risk, percentage	28.90%	33.70%	33.00%
United States of America
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	79.00%
One Customer
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	10.20%		12.30%